Intangible assets and Goodwill - Category of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 443,470	$ 448,275	$ 414,123	$ 414,123
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	849,175	851,029	816,336
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(135,812)	(132,861)	(132,320)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(269,893)	(269,893)	(269,893)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	395,804	396,704	379,072	379,072
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	650,697	651,597	633,965
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0	0
Goodwill | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(254,893)	(254,893)	(254,893)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	35,009	35,000	35,000	35,000
Trademarks | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	50,012	50,000	50,000
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(3)	0	0
Trademarks | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(15,000)	(15,000)	(15,000)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6,197	8,885	0	0
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	83,749	84,271	75,000
Customer relationships | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(77,552)	(75,386)	(75,000)
Customer relationships | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0	0
Purchased technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6,072	7,162	0	0
Purchased technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	52,297	52,707	45,423
Purchased technology | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(46,225)	(45,545)	(45,423)
Purchased technology | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0	0	0
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	9,486	9,486	9,486
Development costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(9,486)	(9,486)	(9,486)
Development costs | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	388	524	51	$ 51
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,934	2,968	2,462
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(2,546)	(2,444)	(2,411)
Software | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 0	$ 0	$ 0